Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory

31.12.23 31.12.22
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts related
to derivative
financial assets
and liabilities
1,2
Other
notional
amounts
1,3
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts related
to derivative
financial assets
and liabilities
1,2
Other
notional
amounts
1,3
Interest rate 55.6 52.9 3,524.1 20,073.9 39.8 37.5 2,080.3 11,255.4 of which: forwards (OTC)
4
0.1 0.1 122.4 2,532.2 0.2 0.0 72.3 792.7
of which: swaps (OTC)
37.7 32.6 1,331.6 16,601.3 25.2 19.8 607.1 9,728.6
of which: options (OTC) 17.7 20.0 2,066.7 14.2 17.5 1,392.5
of which: futures (ETD)
843.7 606.3
of which: options (ETD) 0.0 0.0 3.4 96.1 0.0 0.0 8.3 127.7
Credit derivatives 4.0 4.7 274.9 1.0 1.2 73.9
of which: credit default swaps (OTC)
3.8 4.4 269.6 0.9 1.0 71.0
of which: total return swaps (OTC) 0.1 0.3 3.7 0.1 0.2 1.2
Foreign exchange 78.7 89.9 6,913.3 180.4 85.5 88.5 6,079.8 40.1 of which: forwards (OTC) 18.7 24.1 2,152.0 26.5 28.6 1,763.6 of which: swaps (OTC)
52.2 58.1 3,809.7 178.7 49.6 50.4 3,233.0 38.4
of which: options (OTC) 7.7 7.6 944.4 9.3 9.2 1,073.2
Equity / index 35.5 41.4 1,396.8 95.0 22.2 26.1 885.8 63.4
of which: swaps (OTC) 6.6 9.2 273.3 5.3 6.6 217.5
of which: options (OTC) 4.9 9.0 245.2 2.8 4.4 140.6
of which: futures (ETD) 86.6 52.2
of which: options (ETD) 15.4 14.3 876.6 8.5 9.0 8.1 526.7 11.2 of which: client-cleared transactions (ETD) 8.3 8.2 5.1 7.0
Commodities 2.0 1.6 142.9 16.4 1.4 1.4 132.3 17.6
of which: swaps (OTC) 0.9 0.7 50.0 0.5 0.7 38.6
of which: options (OTC) 0.6 0.3 42.3 0.4 0.3 29.1
of which: futures (ETD) 13.7 16.4
of which: forwards (ETD) 0.0 0.0 31.5 0.0 0.0 47.7
of which: client-cleared transactions (ETD) 0.2 0.3 0.2 0.3
Other
5
0.4 1.6 116.5 0.2 0.1 49.8
Total derivative instruments,

based on netting under IFRS Accounting Standards
6
176.1 192.2 12,368.5 20,365.8 150.1 154.9 9,301.8 11,376.5
of which: Credit Suisse 7 47.4 53.5 2,194.1 6,337.4
1 In cases where derivative financial instruments

are presented on a net basis on the balance

sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis.

2 Notional amounts of client-cleared ETD and OTC transactions through central clearing counterparties are not disclosed, as they have significantly different risk profile.

3 Other notional amounts relate to derivatives
that are cleared through either

a central counterparty or an

exchange and settled on a

daily basis (except for

OTC derivatives settled through collateralized-to-market arrangements, which are presented under

Derivative
financial assets and Derivative financial liabilities). The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any of the periods presented.

4 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or

loss and are recognized within derivative

instruments.

5 Includes mainly derivative loan commitments

measured at FVTPL, as well as unsettled

purchases and sales of non-
derivative financial instruments

for which the

changes in the

fair value between

trade date and

settlement date are

recognized as derivative

financial instruments.

6 Derivative financial

assets and liabilities

are
presented net on

the balance sheet

if UBS has

the unconditional and

legally enforceable right

to offset the

recognized amounts,

both in the

normal course of

business and in

the event of

default, bankruptcy or
insolvency of

the entity

and all

of the

counterparties, and

intends either

to settle

on a

net basis

or to

realize the

asset and

settle the

liability simultaneously.

Refer to

Note 22

for more

information on

netting
arrangements.

7 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.